LONG TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LONG TERM LOANS FROM BANKS

NOTE 9 — LONG TERM LOANS FROM BANKS

1. Composition:

	Average Interest rate as of December 31, 2012		December 31,
			2012	2011
	%	Linkage Basis	Total long-term liabilities net of current portion
Due to Banks	P+1.41%	NIS	$4,597	$3,271
Less – current portion			(656)	(766)
			$3,941	$2,505

On December 17, 2012, the Company entered into a new loan agreement with an Israeli bank for $2,370. The loan is to be repaid in five years and bears annual interest at an initial rate of prime plus 2.75%.

2. Long-term Loans from Banks are due as follows:

	December 31,
	2012	2011
First year (current portion)	$656	$766
Second year	645	656
Third year	637	645
Fourth year and thereafter	2,659	1,204
	$4,597	$3,271